UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Large Cap Value Fund
Class 1 [LCLIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$29	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,374,540,377
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Value Fund	PAGE 1	7092-STSR-0626

ClearBridge Large Cap Value Fund
Class A [SINAX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,374,540,377
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Value Fund	PAGE 1	7826-STSR-0626

ClearBridge Large Cap Value Fund
Class C [SINOX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,374,540,377
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Value Fund	PAGE 1	7851-STSR-0626

ClearBridge Large Cap Value Fund
Class R [LCBVX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$62	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,374,540,377
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Value Fund	PAGE 1	7090-STSR-0626

ClearBridge Large Cap Value Fund
Class I [SAIFX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$28	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,374,540,377
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Value Fund	PAGE 1	7003-STSR-0626

ClearBridge Large Cap Value Fund
Class IS [LMLSX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$25	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,374,540,377
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Value Fund	PAGE 1	7977-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Large Cap Value Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.0%
Communication Services — 5.8%
Interactive Media & Services — 4.9%
Alphabet Inc., Class A Shares	211,663	$81,447,922
Meta Platforms Inc., Class A Shares	55,569	34,003,227
Total Interactive Media & Services		115,451,149
Wireless Telecommunication Services — 0.9%
T-Mobile US Inc.	109,600	21,426,800

Total Communication Services		136,877,949
Consumer Discretionary — 5.7%
Broadline Retail — 2.0%
Amazon.com Inc.	180,800	47,922,848 *
Hotels, Restaurants & Leisure — 1.0%
Booking Holdings Inc.	140,000	23,570,400
Specialty Retail — 2.7%
Home Depot Inc.	94,531	31,081,793
O’Reilly Automotive Inc.	334,850	33,284,090 *
Total Specialty Retail		64,365,883

Total Consumer Discretionary		135,859,131
Consumer Staples — 2.5%
Beverages — 1.1%
PepsiCo Inc.	161,382	25,577,433
Household Products — 1.4%
Procter & Gamble Co.	233,200	34,301,388

Total Consumer Staples		59,878,821
Energy — 7.7%
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	276,534	53,456,787
ConocoPhillips	431,718	54,301,490
Enterprise Products Partners LP	1,258,468	48,702,712
Exxon Mobil Corp.	175,000	27,007,750

Total Energy		183,468,739
Financials — 20.5%
Banks — 7.5%
Bank of America Corp.	877,274	46,899,068
JPMorgan Chase & Co.	322,755	101,096,549
PNC Financial Services Group Inc.	137,200	30,595,600
Total Banks		178,591,217
Capital Markets — 2.3%
Charles Schwab Corp.	583,068	53,432,351
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 2.7%
American Express Co.	109,747	$35,453,768
Capital One Financial Corp.	154,250	29,508,025
Total Consumer Finance		64,961,793
Financial Services — 3.4%
Berkshire Hathaway Inc., Class B Shares	97,836	46,335,130 *
Visa Inc., Class A Shares	101,268	33,402,237
Total Financial Services		79,737,367
Insurance — 4.6%
Marsh & McLennan Cos. Inc.	224,312	37,619,366
Progressive Corp.	84,404	16,988,837
Travelers Cos. Inc.	179,060	54,638,368
Total Insurance		109,246,571

Total Financials		485,969,299
Health Care — 16.3%
Health Care Equipment & Supplies — 0.9%
Becton Dickinson & Co.	148,446	22,124,392
Health Care Providers & Services — 5.5%
CVS Health Corp.	600,300	49,998,987
McKesson Corp.	47,758	38,932,322
UnitedHealth Group Inc.	109,013	40,387,136
Total Health Care Providers & Services		129,318,445
Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific Inc.	99,452	47,633,530
Waters Corp.	71,869	22,224,051 *
Total Life Sciences Tools & Services		69,857,581
Pharmaceuticals — 7.0%
AstraZeneca PLC	140,050	26,241,168
Haleon PLC, ADR	3,197,721	29,546,942
Johnson & Johnson	363,501	83,550,705
Roche Holding AG, ADR	540,900	27,520,992
Total Pharmaceuticals		166,859,807

Total Health Care		388,160,225
Industrials — 13.3%
Aerospace & Defense — 2.8%
Boeing Co.	99,500	22,788,485 *
RTX Corp.	250,532	44,111,169
Total Aerospace & Defense		66,899,654
Commercial Services & Supplies — 0.8%
Veralto Corp.	203,946	17,988,037
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 3.0%
XPO Inc.	328,743	$72,366,197 *
Industrial Conglomerates — 1.4%
Honeywell International Inc.	152,000	32,578,160
Machinery — 5.3%
Deere & Co.	78,186	46,119,576
Illinois Tool Works Inc.	81,965	21,147,789
Parker-Hannifin Corp.	63,971	58,176,507
Total Machinery		125,443,872

Total Industrials		315,275,920
Information Technology — 13.6%
Communications Equipment — 1.8%
Motorola Solutions Inc.	95,092	41,748,241
Semiconductors & Semiconductor Equipment — 10.7%
Broadcom Inc.	138,132	57,660,441
Intel Corp.	804,769	76,034,575 *
Microchip Technology Inc.	680,943	63,266,414
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	143,100	56,676,186
Total Semiconductors & Semiconductor Equipment		253,637,616
Software — 1.1%
Microsoft Corp.	66,058	26,937,131

Total Information Technology		322,322,988
Materials — 7.5%
Chemicals — 5.6%
Air Products & Chemicals Inc.	193,871	58,170,993
Linde PLC	77,900	39,038,806
Sherwin-Williams Co.	109,806	35,314,708
Total Chemicals		132,524,507
Construction Materials — 1.9%
Martin Marietta Materials Inc.	74,367	46,038,379

Total Materials		178,562,886
Real Estate — 1.0%
Specialized REITs — 1.0%
American Tower Corp.	129,588	23,677,024

Utilities — 4.1%
Multi-Utilities — 4.1%
Sempra	434,815	41,359,603
WEC Energy Group Inc.	470,547	55,496,313

Total Utilities		96,855,916
Total Investments before Short-Term Investments (Cost — $1,252,816,181)		2,326,908,898
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	23,535,753	$23,535,753 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	23,535,752	23,535,752 (a)(b)

Total Short-Term Investments (Cost — $47,071,505)			47,071,505
Total Investments — 100.0% (Cost — $1,299,887,686)			2,373,980,403
Other Assets in Excess of Liabilities — 0.0%††			559,974
Total Net Assets — 100.0%			$2,374,540,377

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $23,535,752 and the cost was $23,535,752 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,276,351,934)	$2,350,444,651
Investments in affiliated securities, at value (Cost — $23,535,752)	23,535,752
Dividends receivable from unaffiliated investments	3,243,539
Receivable for Fund shares sold	426,204
Dividends receivable from affiliated investments	66,236
Prepaid expenses	53,841
Total Assets	2,377,770,223
Liabilities:
Payable for Fund shares repurchased	1,470,809
Investment management fee payable	928,672
Transfer agent fees payable	429,395
Service and/or distribution fees payable	232,232
Trustees’ fees payable	3,357
Accrued expenses	165,381
Total Liabilities	3,229,846
Total Net Assets	$2,374,540,377
Net Assets:
Par value (Note 7)	$561
Paid-in capital in excess of par value	1,172,272,362
Total distributable earnings (loss)	1,202,267,454
Total Net Assets	$2,374,540,377
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2026
Net Assets:
Class 1	$191,071,644
Class A	$1,112,595,858
Class C	$10,400,781
Class R	$3,135,180
Class I	$823,473,933
Class IS	$233,862,981
Shares Outstanding:
Class 1	4,507,089
Class A	26,245,008
Class C	257,465
Class R	74,003
Class I	19,480,690
Class IS	5,529,229
Net Asset Value:
Class 1 (and redemption price)	$42.39
Class A (and redemption price)	$42.39
Class C*	$40.40
Class R (and redemption price)	$42.37
Class I (and redemption price)	$42.27
Class IS (and redemption price)	$42.30
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$44.86

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$20,665,682
Dividends from affiliated investments	297,197
Less: Foreign taxes withheld	(180,330)
Total Investment Income	20,782,549
Expenses:
Investment management fee (Note 2)	5,790,602
Performance adjustment (Note 2)	(688,903)
Service and/or distribution fees (Notes 2 and 5)	1,388,112
Transfer agent fees (Notes 2 and 5)	944,242
Legal fees	57,167
Trustees’ fees	55,367
Registration fees	53,174
Fund accounting fees	45,640
Shareholder reports	42,169
Audit and tax fees	17,578
Commitment fees (Note 9)	9,610
Insurance	8,067
Custody fees	7,392
Miscellaneous expenses	11,380
Total Expenses	7,741,597
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(182,517)
Net Expenses	7,559,080
Net Investment Income	13,223,469
Realized and Unrealized Gain on Investments (Notes 1, 3 and 10):
Net Realized Gain From Unaffiliated Investment Transactions	118,157,076
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	114,698,793
Net Gain on Investments	232,855,869
Increase in Net Assets From Operations	$246,079,338
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$13,223,469	$29,182,733
Net realized gain	118,157,076	427,415,611
Change in net unrealized appreciation (depreciation)	114,698,793	(265,651,099)
Increase in Net Assets From Operations	246,079,338	190,947,245
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(235,050,644)	(252,977,629)
Decrease in Net Assets From Distributions to Shareholders	(235,050,644)	(252,977,629)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	84,887,208	208,681,128
Reinvestment of distributions	221,418,256	235,142,359
Cost of shares repurchased	(322,470,313)	(792,494,792)
Shares redeemed in-kind (Note 10)	—	(263,323,522)
Decrease in Net Assets From Fund Share Transactions	(16,164,849)	(611,994,827)
Decrease in Net Assets	(5,136,155)	(674,025,211)
Net Assets:
Beginning of period	2,379,676,532	3,053,701,743
End of period	$2,374,540,377	$2,379,676,532
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.42	$43.92	$37.26	$36.07	$40.60	$30.56
Income (loss) from operations:
Net investment income	0.25	0.54	0.61	0.54	0.47	0.43
Net realized and unrealized gain (loss)	4.07	2.52	7.38	1.26	(2.92)	12.15
Total income (loss) from operations	4.32	3.06	7.99	1.80	(2.45)	12.58
Less distributions from:
Net investment income	(0.26)	(0.55)	(0.58)	(0.55)	(0.49)	(0.38)
Net realized gains	(4.09)	(4.01)	(0.75)	(0.06)	(1.59)	(2.16)
Total distributions	(4.35)	(4.56)	(1.33)	(0.61)	(2.08)	(2.54)
Net asset value, end of period	$42.39	$42.42	$43.92	$37.26	$36.07	$40.60
Total return[3]	11.20%	7.84%	21.72%	4.97%	(6.18)%	43.15%
Net assets, end of period (millions)	$191	$181	$185	$166	$172	$199
Ratios to average net assets:
Gross expenses	0.55%[4]	0.52%	0.51%	0.61%	0.62%	0.61%
Net expenses[5,6]	0.55 [4]	0.52	0.51	0.61	0.62	0.61
Net investment income	1.25 [4]	1.33	1.47	1.45	1.25	1.15
Portfolio turnover rate	9%	18%[7]	22%	18%	17%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective June 24, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.42	$43.92	$37.27	$36.08	$40.61	$30.57
Income (loss) from operations:
Net investment income	0.20	0.43	0.50	0.47	0.40	0.35
Net realized and unrealized gain (loss)	4.07	2.52	7.38	1.26	(2.92)	12.17
Total income (loss) from operations	4.27	2.95	7.88	1.73	(2.52)	12.52
Less distributions from:
Net investment income	(0.21)	(0.44)	(0.48)	(0.48)	(0.42)	(0.32)
Net realized gains	(4.09)	(4.01)	(0.75)	(0.06)	(1.59)	(2.16)
Total distributions	(4.30)	(4.45)	(1.23)	(0.54)	(2.01)	(2.48)
Net asset value, end of period	$42.39	$42.42	$43.92	$37.27	$36.08	$40.61
Total return[3]	11.07%	7.53%	21.38%	4.81%	(6.35)%	42.83%
Net assets, end of period (millions)	$1,113	$1,060	$1,095	$914	$850	$851
Ratios to average net assets:
Gross expenses	0.82%[4]	0.79%	0.77%	0.87%	0.89%	0.86%
Net expenses[5,6]	0.79 [4]	0.79	0.77	0.79	0.79	0.81
Net investment income	1.00 [4]	1.06	1.20	1.27	1.09	0.94
Portfolio turnover rate	9%	18%[7]	22%	18%	17%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.15%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.65	$42.25	$35.92	$34.79	$39.22	$29.61
Income (loss) from operations:
Net investment income	0.04	0.12	0.19	0.16	0.09	0.06
Net realized and unrealized gain (loss)	3.88	2.42	7.09	1.22	(2.81)	11.76
Total income (loss) from operations	3.92	2.54	7.28	1.38	(2.72)	11.82
Less distributions from:
Net investment income	(0.08)	(0.13)	(0.20)	(0.19)	(0.12)	(0.05)
Net realized gains	(4.09)	(4.01)	(0.75)	(0.06)	(1.59)	(2.16)
Total distributions	(4.17)	(4.14)	(0.95)	(0.25)	(1.71)	(2.21)
Net asset value, end of period	$40.40	$40.65	$42.25	$35.92	$34.79	$39.22
Total return[3]	10.65%	6.72%	20.49%	3.94%	(7.10)%	41.70%
Net assets, end of period (000s)	$10,401	$11,138	$14,852	$14,941	$14,789	$17,806
Ratios to average net assets:
Gross expenses	1.58%[4]	1.54%	1.52%	1.60%	1.62%	1.59%
Net expenses[5,6]	1.58 [4]	1.54	1.52	1.60	1.62	1.59
Net investment income	0.22 [4]	0.31	0.46	0.46	0.25	0.18
Portfolio turnover rate	9%	18%[7]	22%	18%	17%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.39	$43.92	$37.29	$36.11	$40.66	$30.63
Income (loss) from operations:
Net investment income	0.12	0.25	0.30	0.24	0.20	0.16
Net realized and unrealized gain (loss)	4.08	2.52	7.39	1.27	(2.92)	12.19
Total income (loss) from operations	4.20	2.77	7.69	1.51	(2.72)	12.35
Less distributions from:
Net investment income	(0.13)	(0.29)	(0.31)	(0.27)	(0.24)	(0.16)
Net realized gains	(4.09)	(4.01)	(0.75)	(0.06)	(1.59)	(2.16)
Total distributions	(4.22)	(4.30)	(1.06)	(0.33)	(1.83)	(2.32)
Net asset value, end of period	$42.37	$42.39	$43.92	$37.29	$36.11	$40.66
Total return[3]	10.87%	7.08%	20.83%	4.18%	(6.86)%	42.13%
Net assets, end of period (000s)	$3,135	$2,596	$1,231	$736	$459	$392
Ratios to average net assets:
Gross expenses	1.18%[4]	1.21%	1.23%	1.40%	1.35%	1.32%
Net expenses[5]	1.18 [4,6]	1.21 [6]	1.23 [6]	1.40 [6]	1.35 [6]	1.32
Net investment income	0.61 [4]	0.62	0.72	0.64	0.55	0.42
Portfolio turnover rate	9%	18%[7]	22%	18%	17%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.32	$43.82	$37.18	$35.98	$40.52	$30.50
Income (loss) from operations:
Net investment income	0.26	0.56	0.61	0.55	0.47	0.44
Net realized and unrealized gain (loss)	4.05	2.50	7.36	1.26	(2.92)	12.14
Total income (loss) from operations	4.31	3.06	7.97	1.81	(2.45)	12.58
Less distributions from:
Net investment income	(0.27)	(0.55)	(0.58)	(0.55)	(0.50)	(0.40)
Net realized gains	(4.09)	(4.01)	(0.75)	(0.06)	(1.59)	(2.16)
Total distributions	(4.36)	(4.56)	(1.33)	(0.61)	(2.09)	(2.56)
Net asset value, end of period	$42.27	$42.32	$43.82	$37.18	$35.98	$40.52
Total return[3]	11.20%	7.87%	21.70%	4.98%	(6.17)%	43.20%
Net assets, end of period (millions)	$823	$880	$1,054	$991	$1,233	$1,466
Ratios to average net assets:
Gross expenses	0.54%[4]	0.49%	0.51%	0.59%	0.61%	0.56%
Net expenses[5,6]	0.54 [4]	0.48	0.51	0.59	0.61	0.56
Net investment income	1.26 [4]	1.36	1.46	1.48	1.26	1.18
Portfolio turnover rate	9%	18%[7]	22%	18%	17%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.34	$43.84	$37.19	$36.00	$40.54	$30.52
Income (loss) from operations:
Net investment income	0.27	0.57	0.64	0.56	0.50	0.44
Net realized and unrealized gain (loss)	4.06	2.52	7.36	1.26	(2.92)	12.16
Total income (loss) from operations	4.33	3.09	8.00	1.82	(2.42)	12.60
Less distributions from:
Net investment income	(0.28)	(0.58)	(0.60)	(0.57)	(0.53)	(0.42)
Net realized gains	(4.09)	(4.01)	(0.75)	(0.06)	(1.59)	(2.16)
Total distributions	(4.37)	(4.59)	(1.35)	(0.63)	(2.12)	(2.58)
Net asset value, end of period	$42.30	$42.34	$43.84	$37.19	$36.00	$40.54
Total return[3]	11.25%	7.92%	21.81%	5.04%	(6.12)%	43.29%
Net assets, end of period (millions)	$234	$244	$704	$566	$546	$458
Ratios to average net assets:
Gross expenses	0.47%[4]	0.44%	0.45%	0.55%	0.53%	0.52%
Net expenses[5,6]	0.47 [4]	0.44	0.44	0.55	0.53	0.52
Net investment income	1.33 [4]	1.39	1.52	1.50	1.36	1.15
Portfolio turnover rate	9%	18%[7]	22%	18%	17%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,326,908,898	—	—	$2,326,908,898
Short-Term Investments†	47,071,505	—	—	47,071,505
Total Investments	$2,373,980,403	—	—	$2,373,980,403

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays a base investment management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $350 million	0.650%
Next $150 million	0.550
Next $250 million	0.525
Next $250 million	0.500
Over $1 billion	0.450
At the end of each calendar quarter, for each percentage point of difference between the investment performance of the class of shares of the Fund which has the lowest performance for the period and the S&P 500 Index over the last 12-month period, this base fee is adjusted upward or downward by the product of (i) 1/4 of 0.01% multiplied by (ii) the average daily net assets of the Fund for the 12-month period. If the amount by which the Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Fund’s performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. During the six months ended April 30, 2026, there were performance adjustments which decreased the base management fee as the Fund’s performance varied from that of the S&P 500 Index by at least one percentage point.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class R, Class I and Class IS shares did not exceed 0.95%, 0.79%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $182,517, which included an affiliated money market fund waiver of $9,241.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $33,548 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00%, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000  in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$41,320	—
CDSCs	1,533	$40
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$216,524,906
Sales	453,805,558
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,292,430,389	$1,101,502,345	$(19,952,331)	$1,081,550,014
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$73,806
Class A	$1,328,301	561,289
Class C	52,762	5,967
Class R	7,049	3,057
Class I	—	300,085
Class IS	—	38
Total	$1,388,112	$944,242
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$732
Class A	177,520
Class C	42
Class R	11
Class I	3,291
Class IS	921
Total	$182,517
6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class 1	$1,151,986	$2,356,209
Class A	5,299,717	11,094,282
Class C	21,227	41,052
Class R	8,916	12,910
Class I	5,296,878	11,767,739
Class IS	1,537,969	3,408,344
Total	$13,316,693	$28,680,536
Net Realized Gains:
Class 1	$17,285,111	$16,649,387
Class A	100,483,679	99,626,881
Class C	1,097,277	1,343,251
Class R	259,054	138,998
Class I	80,926,117	83,755,594
Class IS	21,682,713	22,782,982
Total	$221,733,951	$224,297,093

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	475,913	$18,437,097	479,705	$19,005,525
Shares repurchased	(241,910)	(9,922,551)	(411,276)	(16,827,108)
Net increase	234,003	$8,514,546	68,429	$2,178,417
Class A
Shares sold	909,104	$37,262,958	1,996,153	$81,484,645
Shares issued on reinvestment	2,633,981	102,085,896	2,698,275	106,866,693
Shares repurchased	(2,298,989)	(94,173,023)	(4,631,078)	(188,141,445)
Net increase	1,244,096	$45,175,831	63,350	$209,893
Class C
Shares sold	22,588	$872,696	27,226	$1,064,746
Shares issued on reinvestment	29,569	1,093,903	34,095	1,293,635
Shares repurchased	(68,720)	(2,666,033)	(138,786)	(5,407,481)
Net decrease	(16,563)	$(699,434)	(77,465)	$(3,049,100)
Class R
Shares sold	10,395	$429,677	43,556	$1,824,052
Shares issued on reinvestment	6,917	267,970	3,831	151,908
Shares repurchased	(4,539)	(187,034)	(14,187)	(586,268)
Net increase	12,773	$510,613	33,200	$1,389,692
Class I
Shares sold	601,793	$24,576,053	1,624,400	$66,922,062
Shares issued on reinvestment	1,995,668	77,089,887	2,142,484	84,677,419
Shares repurchased	(3,920,813)	(159,915,697)	(7,019,688)	(294,959,681)
Net decrease	(1,323,352)	$(58,249,757)	(3,252,804)	$(143,360,200)
Class IS
Shares sold	530,145	$21,745,824	1,396,233	$57,385,623
Shares issued on reinvestment	580,651	22,443,503	585,290	23,147,179
Shares repurchased	(1,339,477)	(55,605,975)	(6,620,448)	(286,572,809)
Shares redeemed in-kind	—	—	(5,654,360)	(263,323,522)
Net decrease	(228,681)	$(11,416,648)	(10,293,285)	$(469,363,529)
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$23,674,867	$124,498,665	124,498,665	$124,637,780	124,637,780

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$297,197	—	$23,535,752
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2026, the Fund had

ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

no redemptions in-kind. For the year ended October 31, 2025, the Fund had redemptions in-kind with total proceeds in the amount of $83,589,452. The net realized gain on these redemptions in-kind amounted to $61,531,525, which was not realized for tax purposes
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Large Cap Value Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Large Cap Value Fund

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ClearBridge
Large Cap Value Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Large Cap Value Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Large Cap Value Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90035-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026